Net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders		¥ (47,955)	$ (6,571)	¥ (204,519)	¥ (547,673)	[1]
Numerator for basic and diluted net loss per share		¥ (47,955)	$ (6,571)	¥ (204,519)	¥ (547,673)	[1]
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B ordinary shares outstanding (in shares)	[2]	231,533,388	231,533,388	243,025,428	241,437,842	[1]
Denominator for diluted calculation (in shares)	[2]	231,533,388	231,533,388	243,025,428	241,437,842	[1]
Net loss per share, basic
-Basic (in rmb per share) | (per share)	[2]	¥ (0.21)	$ (0.03)	¥ (0.84)	¥ (2.27)	[1]
Net loss per share, diluted
-Diluted (in rmb per share) | (per share)	[2]	¥ (0.21)	$ (0.03)	¥ (0.84)	¥ (2.27)	[1]
ADS
Denominator:
Denominator for basic calculation-weighted average number of Class A and Class B ordinary shares outstanding (in shares)	[2]	231,533,388	231,533,388	243,025,428	241,437,842	[1]
Denominator for diluted calculation (in shares)	[2]	231,533,388	231,533,388	243,025,428	241,437,842	[1]
Net loss per share, basic
-Basic (in rmb per share) | (per share)	[2]	¥ (0.21)	$ (0.03)	¥ (0.84)	¥ (2.27)	[1]
Net loss per share, diluted
-Diluted (in rmb per share) | (per share)	[2]	¥ (0.21)	$ (0.03)	¥ (0.84)	¥ (2.27)	[1]
Class A ordinary shares
Net loss per share, diluted
Number of underlying shares represented by one ADR		1	1	1	1

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	Each ADS represents one Class A ordinary share.